Loss Per Share - Schedule of Basic and Diluted Loss Per Share (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Earnings per share [abstract]
Net loss for the period	$ (35,160,227)	$ (16,519,155)	$ (11,511,024)
Weighted average number of ordinary shares for basic and diluted loss per share	1,266,654,166	934,312,458	669,930,538